Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes and deferred taxes
Schedule of income taxes and deferred taxes

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Current tax income/(expense):	(2,811)	1,442	(1,179)
which consists of:
Current tax income/(expense) for the year	(2,963)	2,152	(1,179)
Current tax income/(expense) for prior periods	152	(710)	0
Deferred tax income/(expense)	7	3	10
Total Income tax income/(expense)	(2,804)	1,445	(1,169)

Schedule of income tax expense reconciliation

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Loss for the period before taxes	(56,432)	(44,657)	(30,056)
Company statutory income tax rate	25.00%	25.00%	25.00%
Income tax at company statutory tax rate	14,108	11,164	7,514
Foreign tax rate differential	217	93	69
Unrecognized DTA on tax losses and temporary differences	(13,991)	(10,660)	(9,058)
Release of the non-recognition of DTA	6	2,332	—
Non deductible expenses	(610)	(387)	(566)
Share based payments	(992)	(653)	(674)
Income not subject to tax	269	112	974
Tax adjustments to the previous period	152	(710)	—
Local income taxes	(2,173)	46	601
Other	210	108	(29)
Income tax at company effective tax rate	(2,804)	1,445	(1,169)
Company effective income tax rate	(4.97)%	3.24%	(3.89)%

Schedule of information about deferred tax asset liabilities.

	As at December 31, 2024
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	1,242	—	1,242
Property, plant and equipment	9	(16)	(7)
Right-of-use assets	—	(760)	(760)
Other current assets	5	—	5
Financial debt (Recoverable Cash Advances, EIB Loan and derivatives)	2,057	(805)	1,252
Lease liabilities	796	—	796
Other current liabilities	48	(40)	8
Other non-current assets	—	(28)	(28)
Tax-losses carried forward	54,100	—	54,100
Total gross deferred tax assets/(liabilities)	58,257	(1,649)	56,608
Netting by tax entity	(1,630)	1,630	—
Unrecognized deferred tax assets	(56,551)	—	(56,551)
Total deferred tax assets/(liabilities)	76	(19)	57

	As at December 31, 2023
(in EUR 000)	Assets	Liabilities	Net
Intangible assets	1,064	—	1,064
Property, plant and equipment	6	—	6
Right-of-use assets	—	(805)	(805)
Other current assets	—	(71)	(71)
Financial debt (Recoverable Cash Advances and derivatives)	1,948	—	1,948
Lease liabilities	839	—	839
Retirement benefit obligations	2	—	2
Other current liabilities	49	(30)	19
Tax-losses carried forward	38,886	—	38,886
Total gross deferred tax assets/(liabilities)	42,794	(906)	41,888
Netting by tax entity	(897)	897	—
Unrecognized deferred tax assets	(41,841)	—	(41,841)
Total deferred tax assets/(liabilities)	56	(9)	47